DEBENTURES (Schedule of Maturities of Debentures) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Repayment schedule (carrying amount):
Accretion of carrying amount to principal amount	$ (4,697)	$ (11,629)
Carrying amount	$ 120,170	$ 181,665
Debentures Series G [Member]
Debt Instrument [Line Items]
Interest rate	2.79%	2.79%
Repayment schedule (carrying amount):
2018
2019
2020	35,676	38,568
2021	35,676	38,568
2022	35,676	38,568
2023	17,839	19,283
Total	124,867	$ 134,987
Jazz's Notes [Member]
Debt Instrument [Line Items]
Interest rate		8.00%
Repayment schedule (carrying amount):
2018		$ 58,307
2019
2020
2021
2022
2023
Total		58,307
Total outstanding principal amounts of debentures [Member]
Repayment schedule (carrying amount):
2018		58,307
2019
2020	35,676	38,568
2021	35,676	38,568
2022	35,676	38,568
2023	17,839	19,283
Total	$ 124,867	$ 193,294